Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Profit/(Loss) for the period	$ 1,292,035	$ 833,040	$ (295,053)
Weighted average number of shares used for basic profit/(loss) per share (in shares)	61,295,149	59,855,585	57,169,253
Basic profit/(loss) per share (in USD per share)	$ 21.08	$ 13.92	$ (5.16)
Weighted average number of shares used for diluted profit/(loss) per share (in shares)	66,029,215	65,177,815	57,169,253
Diluted profit/(loss) per share (in USD per share)	$ 19.57	$ 12.78	$ (5.16)